Insurance technical provisions and pension plans (Details 7) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Guarantees for the technical provisions
Total technical provisions	[1]	R$ 251,578,287	R$ 239,089,590
(-) Commercialization surcharge - extended warranty		(54,183)	(138,780)
(-) Portion corresponding to contracted reinsurance		(134,891)	(167,260)
(-) Receivables		(1,043,400)	(925,999)
(-) Unearned premium reserve - Health and dental insurance	[2]	(1,381,574)	(1,268,243)
(-) Reserves from DPVAT agreements		(597,398)	(502,491)
To be insured		248,366,841	236,086,817
Investment fund quotas (VGBL and PGBL)	[3]	198,748,039	190,639,798
Investment fund quotas (excluding VGBL and PGBL)		28,385,450	26,715,093
Government securities		29,699,177	27,619,851
Private securities		167,059	182,541
Shares		1,241,651	1,719,628
Total technical provision guarantees		258,241,376	246,876,911
Insurance
Guarantees for the technical provisions
Total technical provisions	[4]	15,907,502	14,833,555
(-) Commercialization surcharge - extended warranty		(54,183)	(138,780)
(-) Portion corresponding to contracted reinsurance		(125,032)	(153,137)
(-) Receivables		(1,043,400)	(925,999)
(-) Unearned premium reserve - Health and dental insurance	[2]	(1,381,574)	(1,268,243)
(-) Reserves from DPVAT agreements		(597,398)	(502,491)
To be insured		12,705,915	11,844,905
Investment fund quotas (VGBL and PGBL)	[3]	0	0
Investment fund quotas (excluding VGBL and PGBL)		5,155,446	5,076,006
Government securities		10,164,283	9,011,657
Private securities		15,378	18,203
Shares		2,935	3,227
Total technical provision guarantees		15,338,042	14,109,093
Life and Pension
Guarantees for the technical provisions
Total technical provisions	[5],[6],[7]	235,670,785	224,256,035
(-) Commercialization surcharge - extended warranty		0	0
(-) Portion corresponding to contracted reinsurance		(9,859)	(14,123)
(-) Receivables		0	0
(-) Unearned premium reserve - Health and dental insurance	[2]	0	0
(-) Reserves from DPVAT agreements		0	0
To be insured		235,660,926	224,241,912
Investment fund quotas (VGBL and PGBL)	[3]	198,748,039	190,639,798
Investment fund quotas (excluding VGBL and PGBL)		23,230,004	21,639,087
Government securities		19,534,894	18,608,194
Private securities		151,681	164,338
Shares		1,238,716	1,716,401
Total technical provision guarantees		R$ 242,903,334	R$ 232,767,818

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	Deduction provided for in Article 4 of ANS Normative Resolution No. 392/15;
[3]	The investment funds 'VGBL' and 'PGBL' were consolidated in the financial statements.
[4]	'Other technical provisions' - Insurance includes the Provision for Insufficient Premiums (PIP) of R$ 2,133,130 thousand and the Reserve for Related Expenses of R$ 37,577 thousand;
[5]	Includes personal and pension insurance operations.
[6]	Includes the unearned Premium Reserve of risks covered not yet issued (PPNG-RVNE) in the amount of R$ 158,535 thousand.
[7]	The 'Other technical provisions' line of Life and Pension Plan includes 'Provision for redemptions and other amounts to be settled' in the amount of R$2,248,238 thousand, 'Provision for related expenses' in the amount of R$520,613 thousand, 'Complementary Reserve for Coverage (PCC)' in the amount of R$1,010,035 thousand and' Other technical provisions', which includes the transfer of R$2,007,136 thousand of the mathematical provisions of benefits to be granted and benefits granted, subject to authorization by SUSEP;